Disclosure of deferred taxes (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Deferred Taxes 1	$ 20,998
Income Taxes Disclosure Of Deferred Taxes 2	26,679
Income Taxes Disclosure Of Deferred Taxes 3	26,547
Income Taxes Disclosure Of Deferred Taxes 4	1,113
Income Taxes Disclosure Of Deferred Taxes 5	1,072
Income Taxes Disclosure Of Deferred Taxes 6	1,072
Income Taxes Disclosure Of Deferred Taxes 7	5,279
Income Taxes Disclosure Of Deferred Taxes 8	4,846
Income Taxes Disclosure Of Deferred Taxes 9	3,726
Income Taxes Disclosure Of Deferred Taxes 10	654
Income Taxes Disclosure Of Deferred Taxes 11	1,171
Income Taxes Disclosure Of Deferred Taxes 12	1,133
Income Taxes Disclosure Of Deferred Taxes 13	28,044
Income Taxes Disclosure Of Deferred Taxes 14	33,768
Income Taxes Disclosure Of Deferred Taxes 15	$ 32,478